As filed with the Securities and Exchange Commission on December 9, 2011

File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 46
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 47

CNI CHARTER FUNDS
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

Please Send Copy of Communications to:

MICHAEL GLAZER
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on December 16, 2011 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-16093) and Amendment No. 45 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811–07923) pursuant to Rule 485(a) on September 14, 2011 (Accession Number 0001398344-11-002158) are herein incorporated by reference.  This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 16, 2011.

PART C

Item 28.	Exhibits

(a)			Agreement and Declaration of Trust.

	(1)		Form of Agreement and Declaration of Trust. (A)

	(2)		Form of Amendment to the Agreement and Declaration of Trust. (B)

	(3)		Certificate of Amendment to the Certificate of Trust. (B)

(b)			By-Laws:

	(1)		By-Laws dated October 25, 1996. (A)

	(2)		Amendment to the By-Laws of the Trust. (B)

(c)			Instruments Defining Rights of Security Holder—not applicable.

(d)			Investment Management Agreements:

(1)
Investment Management Agreement with City National Asset Management, Inc. with respect to Government Money Market Fund, Prime Money Market Fund, California Tax Exempt Money Market Fund, Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Multi-Asset Fund, Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund (O)

		(i)	Amended Appendices to Investment Management Agreement with City National Asset Management, Inc. (X)

(2)
Investment Management Agreement with City National Asset Management, Inc. with respect to Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Diversified Equity Fund and Socially Responsible Equity Fund (X)

		(i)	Expense Limitation Agreement with City National Asset Management, Inc. (X)

	(3)		Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Guggenheim Investment Management, LLC with respect to High Yield Bond Fund. (V)

	(4)		Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Cove Street Capital, LLC with respect to CSC Small Cap Value Fund. (Y)

		(i)	Expense Limitation Agreement among CNI Charter Funds, City National Asset Management, Inc. and Cove Street Capital, LLC. (Y)

(5)
Form of Investment Manager Agreement between CCM Advisors, LLC (the previous investment advisor to the Diversified Equity Fund which combined its business with City National Asset Management, Inc. effective January 1, 2011) and AMBS Investment Counsel, LLC with respect to Diversified Equity Fund. (O)

	(6)		Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to Diversified Equity Fund. (O)

(7)
Form of Investment Manager Agreement between CCM Advisors, LLC (the previous investment advisor to the Socially Responsible Equity Fund which combined its business with City National Asset Management, Inc. effective January 1, 2011) and SKBA Capital Management, LLC with respect to Socially Responsible Equity Fund. (J)

(8)
Form of Investment Manager Agreement between CCM Advisors, LLC (the previous investment advisor to the Full Maturity Fixed Income Fund which combined its business with City National Asset Management, Inc. effective January 1, 2011) and Robert W. Baird & Co. Incorporated with respect to Full Maturity Fixed Income Fund. (J)

	(9)		Investment Manager Agreement between CCM Advisors, LLC and Boyd Watterson Asset Management, LLC with respect to Full Maturity Fixed Income Fund. (U)

	(10)		Form of Investment Manager Agreement between CCM Advisors, LLC and Turner Investment Partners, Inc. with respect to Diversified Equity Fund. (R)

		(i)	Letter from CCM Advisors, LLC Regarding Fee Modification. (V)

(e)			Form of Distribution Agreement. (B)

(f)			Bonus or Profit Sharing Contracts – not applicable.

(g)			Amended and Restated Custody Agreement. (Y)

(h)			Other Material Contracts:

	(1)		Form of Administrative Services Agreement. (B)

		(i)	Schedule to Administrative Services Agreement. (D)

		(ii)	Form of Supplement to Administrative Services Agreement. (C)

(iii)	Form of Amendment to Administrative Services Agreement. (I)

	(iv)	Amendment to Administrative Services Agreement. (R)

	(v)	Form of Amended Appendices to Amendment to Administrative Services Agreement. (R)

	(vi)	Amendment to Administration Agreement (W)

	(vii)	Amendment to Administration Agreement (X)

(2)		Form of Transfer Agent Agreement. (B)

	(i)	Form of Amended Schedule to Transfer Agent Agreement. (R)

	(ii)	Form of Supplement to Transfer Agent Agreement. (C)

	(iii)	Form of Amendment to Transfer Agency Agreement. (H)

		(iv)	Form of Amendment to Transfer Agency Agreement. (I)

		(v)	Sub-Transfer Agent Agreement (X)

		(vi)	Assignment of Transfer Agency Agreement. (Q)

		(vii)	Amendment to Transfer Agency Agreement. (R)

		(viii)	Amendment to Transfer Agency Agreement (X)

	(3)		Form of Amended and Restated Shareholder Services Agreement with City National Bank. (O)

		(i)	Shareholder Services Fee Limitation Agreement (X)

		(ii)	Form of Amended Appendix to Amended and Restated Shareholder Services Agreement. (R)

	(4)		Form of Shareholder Services Agreement with City National Asset Management, Inc. (X)

		(i)	Form of Shareholder Services Fee Limitation Agreement (X)

(i)			Legal Counsel’s Consent. (Q)

	(1)		Legal Counsel’s Opinion. (F)

	(2)		Legal Counsel’s Opinion. (D)

	(3)		Legal Counsel’s Opinion. (E)

	(4)		Legal Counsel’s Opinion. (K)

	(5)		Legal Counsel’s Opinion. (P)

	(6)		Legal Counsel’s Opinion. (T)

(j)		Other Opinions – Independent Auditors’ Consent.

	(1)	KPMG LLP (X)

	(2)	Ernst & Young, LLP. (N)

(k)		Omitted Financial Statements – not applicable.

(l)		Initial Capital Agreement. (A)

(m)		Distribution Plans.

	(1)	Form of Rule 12b-1 Plan. (R)

	(2)	Form of Sub-Distribution Agreement. (O)

(n)		Amended and Restated Multiple Class Plan. (Y)

(o)		Reserved.

(p)		Codes of Ethics.

	(1)	CNI Charter Funds (M)

	(2)	City National Asset Management, Inc. (Y)

	(3)	SEI Investments Distribution Co. (H)

	(4)	Guggenheim Investment Management, LLC. (Y)

	(5)	Cove Street Capital LLC. (Y)

	(6)	SEI Investments Global Funds Services. (I)

	(8)	AMBS Investment Counsel, LLC (X)

	(11)	Robert W. Baird & Co. Incorporated. (J)

	(12)	SKBA Capital Management, LLC. (Y)

	(13)	Boyd Watterson Asset Management, LLC. (V)

	(14)	Turner Investment Partners, Inc. (R)

(q)		Power of Attorney (S)

(A)	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.

(D)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(E)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(F)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(G)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 14 (333-16093) on June 12, 2000 and incorporated herein by reference.

(H)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(I)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(J)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 25 (333-16093) on May 13, 2005 and incorporated herein by reference.

(K)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 28 (333-16093) on October 12, 2005 and incorporated herein by reference.

(L)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 29 (333-16093) on January 27, 2006 and incorporated herein by reference.

(M)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 30 (333-16093) on May 30, 2006 and incorporated herein by reference.

(N)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 31 (333-16093) on January 29, 2007 and incorporated herein by reference.

(O)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 32 (333-16093) on June 27, 2007 and incorporated herein by reference.

(P)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 33 (333-16093) on September 21, 2007 and incorporated herein by reference.

(Q)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 34 (333-16093) on January 28, 2008 and incorporated herein by reference.

(R)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 35 (333-16093) on March 10, 2008 and incorporated herein by reference.

(S)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 36 (333-16093) on May 23, 2008 and incorporated herein by reference.

(T)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 37 (333-16093) on June 17, 2008 and incorporated herein by reference.

(U)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 38 (333-16093) on January 28, 2009 and incorporated herein by reference.

(V)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 (333-16093) on November 18, 2009 and incorporated herein by reference.

(W)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 40 (333-16093) on January 28, 2010 and incorporated herein by reference.

(X)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 41 (333-16093) on January 28, 2011, and incorporated herein by reference.

(Y)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 44 (333-16093) on September 14, 2011, and incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with the Funds.

Not applicable.

Item 30.  Indemnification.

Please see Article VI of the Registrant’s By-Laws, previously filed as an Exhibit.  Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Notwithstanding the provisions contained in the Registrant’s By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 31.  Business and Other Connections of Investment Advisers.

CITY NATIONAL ASSET MANAGEMENT, INC.

City National Asset Management, Inc. (“CNAM”), a wholly-owned subsidiary of City National Bank (“CNB”) and an indirect wholly owned subsidiary of City National Corporation (“CNC”), serves as investment adviser to Registrant’s Funds.  In addition to serving as the investment adviser to the Funds, CNAM also provides other institutional advisory services and provides investment consulting services to institutions.

Except as set forth below, to the knowledge of Registrant none of the directors or officers of CNAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CNB, CNC and/or their affiliates.  The principal business address of each person listed in the table below, except Mr. Solberg, is 400 North Roxbury Drive, Beverly Hills, California  90210.  Mr. Solberg’s principal business address is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.

Name and Position with CNAM	Other Positions and Directorships
Richard S. Gershen President, Director	Chairman, President, and Director, City National Asset Management, Inc. (2010-Present); Executive Vice President, City National Bank (2009-Present).
Oliver P. Campbell Senior Vice President	Senior Vice President and Director of Equity Investments, City National Asset Management, Inc. (2010-Present); Senior Trader, City National Bank (2001-Present).
Otis Heald Senior Vice President	Senior Vice President and Director of Equity Investments, City National Asset Management, Inc. (2010-Present); Senior Vice President, City National Bank (2002-Present).
Gregory Kaplan Senior Vice President	Senior Vice President and Director of Fixed Income Investments, City National Asset Management, Inc. (2010-Present); Senior Vice President, City National Bank (2008-Present)
Paul Single Senior Vice President	Senior Vice President and Director of Fixed Income Investments, City National Asset Management, Inc. (2010-Present); Senior Vice President, City National Bank (1994-Present).
William Miller Senior Vice President
Senior Vice President and Director of Fixed Income Investments, City National Asset Management, Inc. (2010-Present); Senior Vice President of City National Asset Management, Inc. and City National Bank (2008-Present).

Timothy G. Solberg Senior Vice President
Senior Vice President and Director – Sub-Advised Funds, City National Bank (2011-Present); Vice President and Assistant Secretary, CNI Charter Funds (2005-Present); Managing Director and Chief Investment Officer, CCM Advisors, LLC (2002-2010).

Michele Maslow Chief Financial Officer
Senior Vice President and Chief Financial Officer, City National Asset Management, Inc. (2001-Present); Senior Vice President and Chief Financial Officer, City National Securities, Inc. (2001-Present); Senior Vice President, City National Bank (1999-Present).

Kelly O. Schmalhausen Chief Compliance Officer
Senior Vice President and Chief Compliance Officer, Wealth Management Division, CNB (April 2011-present). Chief Compliance Officer, CNAM, Inc. (May 2011-present). Senior Vice President, Corporate Compliance Manager - Investments & Trust, Zions Bancorporation (2005-2010).  Senior Vice President - Investment Compliance Manager, Amegy Bank of Texas (acquired by Zions Bancorporation) (2002-2005).

William J. Souza Senior Vice President, Chief Legal Officer	Senior Vice President and Senior Trust Counsel, City National Bank (1998-Present).
William Freeman Director
Senior Vice President, City National Bank
Director, Convergent Capital Management LLC (2005-present), City National Securities Inc.(2010-present), Convergent Wealth Advisors LLC (2007-present), Lee Munder Capital Group LLC (2009-present); Reed Conner & Birdwell (2007-present)

Gregory Francoeur Director
Finance Manager – Wealth Management, City National Bank (2009-present); Chief Financial Officer, Convergent Capital Management (2001-present); Director, City National Securities Inc. (2010-present); CCM Advisors LLC (2008-2010)

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

Guggenheim Investment Management, LLC (“Guggenheim”) acts as sub-adviser to the High Yield Bond Fund series of the Registrant. Guggenheim is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides investment advisory services to insurance companies, funds or special purpose vehicles and may include from time to time other clients such as individuals and family entities. Except as set forth below, to the knowledge of Registrant none of the directors or officers of Guggenheim is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The principal business address of each person listed in the table below is 135 East 57th Street, 6th Floor, New York, New York 10022.

Name and Position within Guggenheim	Other Positions and Directorships
Todd Boehly, Managing Partner
Managing Partner, Guggenheim Corporate Funding, LLC; Managing Partner and Office of the Chief Executive, Guggenheim Partners, LLC; Authorized Person, Guggenheim Apsley Holdings LLC; Director, Guggenheim Investment Management Holdings LLC; Director, Guggenheim Transparent Value, LLC; Class A Member, Denver Holdings II, LLC; Director, E5 Global media (UK); Director, E5 Global Media Holdings, LLC; Director, E5 Global Media LLC; Authorized Person, Eldridge Investors LLC; Trustee, The Landon School; Director, New Canaan Partners, LLC; Director, Five Guys New York; Director, iQor Holdings Inc.; Director, Lionel Holdings LLC; Manager, Max Radio of Denver, LLC; President, MBB, Inc.; Director, Minerva Holdings LLC; Board Member, Finding a Cure for Epilepsy and Seizures (f.a.c.e.s)

William Hagner Chief Legal Officer	Director, E5 Global Media (UK); Director, E5 Global Media Holdings, LLC; Director, E5 Global Media, LLC; Secretary, MBB, Inc.
Kenneth Nick, Chief Compliance Officer	Managing Director and Senior Counsel, Guggenheim Partners, LLC

COVE STREET CAPITAL, LLC

Cove Street Capital, LLC (“CSC”) is the sub-adviser for Registrant’s CSC Small Cap Value Fund.  CSC is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of CSC is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The principal business address of each person listed in the table below is 2321
Rosecrans Ave., El Segundo, California 90245.

Name and Position with CSC	Other Positions and Directorships
Jeffrey Bronchick CEO, Chief Investment Officer	Chief Investment Officer and Principal, Reed, Conner & Birdwell, LLC (1989 - June 2011)
Daniele Beasley President, Chief Compliance Officer	Chief Compliance Officer and Principal, Reed, Conner & Birdwell, LLC (2000 - June 2011)

AMBS INVESTMENT COUNSEL, LLC

AMBS Investment Counsel, LLC (“AMBS”) is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC.  AMBS is a sub-adviser for a portion of Registrant’s Diversified Equity Fund.  The principal address of AMBS is 625 Kenmoor SE, Suite 307, Grand Rapids, Michigan 49546.  AMBS is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of AMBS is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with AMBS.

Name and Position with AMBS	Other Positions and Directorships
Jon C. Hunt Director
Managing Director and Chief Operating Officer, Convergent Capital Management, LLC (2003-present), Director – CCM Advisors LLC (1999-2010), Clifford-Swan Investment Counsel LLC (2007-present), Lee Munder Capital Group LLC (2009-present), Mid-Continent Capital LLC (2007-present)

Richard H. Adler Director
President and Chief Executive Officer, Convergent Capital Management, LLC (2003-present), Director – CCM Advisors LLC (1999-2010), Clifford-Swan Investment Counsel LLC (2007-present), Convergent Wealth Advisors LLC (2007-present), Lee Munder Capital Group LLC (2009-present), Mid-Continent Capital LLC (1997-present), SKBA Capital Management (1999-present)

SKBA CAPITAL MANAGEMENT, LLC

SKBA Capital Management (“SKBA”) is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC.  SKBA is the sub-adviser for Registrant’s Socially Responsible Equity Fund and for a portion of Registrant’s  Diversified Equity Fund.  The principal address of SKBA is 44 Montgomery Street, Suite 3500, San Francisco, California 94104.  SKBA is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of SKBA is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with SKBA.

Name and Position with SKBA	Other Positions and Directorships
Richard H. Adler Director
President and Chief Executive Officer, Convergent Capital Management, LLC (2003-present), Director – CCM Advisors LLC (1999-2010), Clifford-Swan Investment Counsel LLC (2007-present), Convergent Wealth Advisors LLC (2007-present), Lee Munder Capital Group LLC (2009-present), Mid-Continent Capital LLC (1997-present), SKBA Capital Management (1999-present)

ROBERT W. BAIRD & CO. INCORPORATED

Robert W. Baird & Co. Incorporated (“Baird”) is a sub-adviser for a portion of Registrant’s Full Maturity Fixed Income Fund.  The principal address of Baird is 777 East Wisconsin Avenue, Suite 2100 Milwaukee, Wisconsin 53202.  Baird is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of Baird is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Baird.

BOYD WATTERSON ASSET MANAGEMENT, LLC

Boyd Watterson Asset Management (“Boyd”) is a sub-adviser for a portion of Registrant’s Full Maturity Fixed Income Fund.  The principal address of Boyd is 1801 East Ninth Street, Suite 1400, Cleveland, Ohio 44114.  Boyd is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of Boyd, other than John Walsh, Boyd’s Chief Compliance Officer, is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Boyd.  Prior to joining Boyd in 2008, Mr. Walsh was a Senior Associate Consultant for Capital Markets Compliance, LLC.

TURNER INVESTMENT PARTNERS, INC.

Turner Investment Partners, Inc. (“Turner”) is a sub-adviser for a portion of Registrant’s Diversified Equity Fund.  The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312.  Turner is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of Turner is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Turner.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Financial and Operating Officer, Secretary	Turner Funds	President
	Turner Investments Pte. Ltd.	Board Member & Chief Operating Officer
	Turner International Ltd.	Trustee
	Turner Investment Management LLC	Board Member, President & Chief Operating Officer & Treasurer
Mark D. Turner Vice Chairman of the Board; President, Senior Portfolio Manager	Turner Investment Management, LLC	Chairman
	The Episcopal Academy (Newtown Square, PA)	Trustee

Robert E. Turner Chairman of the Board; Chief Investment Officer; Chief Executive Officer	Turner Funds	Trustee
	Turner Investments Pte. Ltd.	Board Member
	Turner International Ltd.	Trustee
	Bradley University (Peoria, IL)	Trustee
Christopher K. McHugh Board Member, Vice President, Senior Portfolio Manager	Philadelphia University	Trustee

Item 32.  Principal Underwriter.

(a)  Registrant's distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for the following funds:

Fund	Date of Agreement
SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Causeway Capital Management Trust	September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003
ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8. 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 14, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
Pro Shares Trust II	November 17, 2008
Exchanged Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
iShares Russia Capped Index Fund, Inc.	June 16, 2010
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011

The Distributor also provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)  The following are the directors and officers of the Distributor, none of whom serve as officers of the Registrant.  Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Offices with Distributor
William M. Doran	Director
Edward D. Loughlin	Director
Wayne M. Withrow	Director
Kevin Barr	President & Chief Executive Officer
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer
John Munch	General Counsel & Secretary
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary
Mark J. Held	Senior Vice President

Lori L. White	Vice President & Assistant Secretary
John Coary	Vice President & Assistant Secretary
John Cronin	Vice President
Robert Silvestri	Vice President

Item 33.  Location of Accounts and Records.

The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) will be kept by the Registrant’s Transfer Agent, SEI Investments Fund Management, One Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a–1(b)).  Such records will be kept by the Registrant at City National Asset Management, Inc., 400 North Roxbury Drive, Beverly Hills, California 90210, and CCM Advisors, LLC, 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 except for those records relating to portfolio transactions of certain sub-advised series of the Registrant as shown below:

Series of Registrant	Sub-Adviser and Address
CSC Small Cap Value Fund	Cove Street Capital LLC 2321 Rosecrans Ave. El Segundo, California 90245
High Yield Bond Fund	Guggenheim Investment Management, LLC. 135 East 57th Street, 6th Floor New York, New York 10022
Diversified Equity Fund
AMBS Investment Counsel, LLC
625 Kenmoor SE, Suite 307
Grand Rapids, Michigan 49546

SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, California 94104

Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

Full Maturity Fixed Income Fund	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue, Suite 2100 Milwaukee, Wisconsin 53202 Boyd Watterson Asset Management, LLC 1801 East Ninth Street, Suite 1400 Cleveland, Ohio 44114
Socially Responsible Equity Fund	SKBA Capital Management, LLC 44 Montgomery Street, Suite 3500 San Francisco, California 94104

Item 34.  Management Services.

There are no management-related service contracts not discussed in Parts A and B.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, CNI Charter Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 9th day of December, 2011.

CNI CHARTER FUNDS

By:	/s/ Richard Gershen
Richard Gershen
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on December 9, 2011.

/s/ Richard Gershen	President &
Richard Gershen	Chief Executive Officer

/s/ Eric Kleinschmidt	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen *	Trustee
Vernon C. Kozlen

Victor Meschures*	Trustee
Victor Meschures

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

* By:	/s/ Joseph M. Gallo
Joseph M. Gallo, Attorney–in–Fact
pursuant to Power of Attorney